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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08934

ING Strategic Allocation Portfolios, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Strategic Allocation Conservative Portfolio
ING Strategic Allocation Growth Portfolio
ING Strategic Allocation Moderate Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 94.9%
406,720		ING Clarion Global Real Estate Portfolio - Class I		$3,607,608
491,627		ING Growth and Income Portfolio - Class I		9,213,091
3,897,821		ING Intermediate Bond Portfolio - Class I		47,007,718
1,476,914		ING International Index Portfolio - Class I		11,933,469
442,559		ING MidCap Opportunities Portfolio - Class I		3,695,369
258,769		ING Small Company Portfolio - Class I		3,661,585
1,213,001		ING Tactical Asset Allocation Fund - Class I		9,230,940
		Total Investments in Affiliated Investment Companies
		(Cost $93,552,960)		88,349,780
SHORT-TERM INVESTMENTS: 5.0%
		Affiliated Mutual Fund: 5.0%
4,658,553		ING Institutional Prime Money Market Fund - Class I		4,658,553
		Total Short-Term Investments
		(Cost $4,658,553)		4,658,553
		Total Investments in Affiliated Investment Companies
		(Cost $98,211,513)*	99.9%	$93,008,333
		Other Assets and Liabilities - Net	0.1	63,306
		Net Assets	100.0%	$93,071,639

	*	Cost for federal income tax purposes is $101,913,815.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$794,794
		Gross Unrealized Depreciation		(9,700,276)
		Net Unrealized Depreciation		$(8,905,482)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Affiliated Investment Companies	$88,349,780	$—	$—	$88,349,780
Short-Term Investments	4,658,553	—	—	4,658,553
Total Investments, at value	$93,008,333	$—	$—	$93,008,333

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 97.8%
922,832		ING Clarion Global Real Estate Portfolio - Class I		$8,185,520
1,963,359		ING Growth and Income Portfolio - Class I		36,793,352
1,839,914		ING Intermediate Bond Portfolio - Class I		22,189,360
5,155,919		ING International Index Portfolio - Class I		41,659,829
1,807,676		ING MidCap Opportunities Portfolio - Class I		15,094,091
1,056,967		ING Small Company Portfolio - Class I		14,956,080
3,303,092		ING Tactical Asset Allocation Fund - Class I		25,136,532
		Total Investments in Affiliated Investment Companies
		(Cost $185,501,122)		164,014,764
SHORT-TERM INVESTMENTS: 2.0%
		Affiliated Mutual Fund: 2.0%
3,382,992		ING Institutional Prime Money Market Fund - Class I		3,382,992
		Total Short-Term Investments
		(Cost $3,382,992)		3,382,992
		Total Investments in Affiliated Investment Companies
		(Cost $188,884,114)*	99.8%	$167,397,756
		Other Assets and Liabilities - Net	0.2	322,023
		Net Assets	100.0%	$167,719,779

	*	Cost for federal income tax purposes is $198,633,337.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,017,823
		Gross Unrealized Depreciation		(34,253,404)
		Net Unrealized Depreciation		$(31,235,581)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Affiliated Investment Companies	$164,014,764	$—	$—	$164,014,764
Short-Term Investments	3,382,992	—	—	3,382,992
Total Investments, at value	$167,397,756	$—	$—	$167,397,756

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Portfolio	as of September 30, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 96.9%
913,313		ING Clarion Global Real Estate Portfolio - Class I		$8,101,083
1,148,388		ING Growth and Income Portfolio - Class I		21,520,800
4,482,470		ING Intermediate Bond Portfolio - Class I		54,058,591
4,082,333		ING International Index Portfolio - Class I		32,985,252
1,192,711		ING MidCap Opportunities Portfolio - Class I		9,959,136
697,395		ING Small Company Portfolio - Class I		9,868,135
3,269,114		ING Tactical Asset Allocation Fund - Class I		24,877,958
		Total Investments in Affiliated Investment Companies
		(Cost $177,393,686)		161,370,955
SHORT-TERM INVESTMENTS: 3.0%
		Affiliated Mutual Fund: 3.0%
5,022,322		ING Institutional Prime Money Market Fund - Class I		5,022,322
		Total Short-Term Investments
		(Cost $5,022,322)		5,022,322
		Total Investments in Affiliated Investment Companies
		(Cost $182,416,008)*	99.9%	$166,393,277
		Other Assets and Liabilities - Net	0.1	172,706
		Net Assets	100.0%	$166,565,983

	*	Cost for federal income tax purposes is $190,329,675.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,881,731
		Gross Unrealized Depreciation		(25,818,129)
		Net Unrealized Depreciation		$(23,936,398)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Portfolio	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Affiliated Investment Companies	$161,370,955	$—	$—	$161,370,955
Short-Term Investments	5,022,322	—	—	5,022,322
Total Investments, at value	$166,393,277	$—	$—	$166,393,277

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Strategic Allocation Portfolios, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 24, 2009
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 24, 2009